Fair Value Accounting, Fair Value Measurements and Disclosures (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / MW	Dec. 31, 2016 USD ($) $ / MW	Dec. 31, 2015 USD ($) $ / MW
Cleco Power [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
FTR Forward Price - per MWh, Low | $ / MW		(3.61)	(3.61)	(3.63)
FTR Forward Price - per MWh, High | $ / MW		6.04	6.04	4.51
Fair Value, Concentration of Risk, Amount of Money Market Funds in Cash and Cash Equivalents		$ 18,700,000	$ 18,700,000	$ 62,000,000
FTRs [Member] | Cleco Power [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 7,398,000		7,398,000	9,949,000
Unrealized gains (losses)			2,088,000	(1,476,000)
Purchases			14,966,000	20,319,000
Settlements			(16,769,000)	(21,394,000)
Ending balance		7,683,000	7,683,000	7,398,000
Measured On A Recurring Basis [Member] | Cleco Power [Member]
Asset Description
Institutional money market funds		65,089,000	65,089,000	87,363,000
FTR assets		7,884,000	7,884,000	7,673,000
Total Assets		72,973,000	72,973,000	95,036,000
Liability Description
Long-term debt		1,418,693,000	1,418,693,000	1,429,989,000
FTR liabilities		201,000	201,000	275,000
Total Liabilities		1,418,894,000	1,418,894,000	1,430,264,000
Measured On A Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cleco Power [Member]
Asset Description
Institutional money market funds		0	0	0
FTR assets		0	0	0
Total Assets		0	0	0
Liability Description
Long-term debt		0	0	0
FTR liabilities		0	0	0
Total Liabilities		0	0	0
Measured On A Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cleco Power [Member]
Asset Description
Institutional money market funds		65,089,000	65,089,000	87,363,000
FTR assets		0	0	0
Total Assets		65,089,000	65,089,000	87,363,000
Liability Description
Long-term debt		1,418,693,000	1,418,693,000	1,429,989,000
FTR liabilities		0	0	0
Total Liabilities		1,418,693,000	1,418,693,000	1,429,989,000
Measured On A Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cleco Power [Member]
Asset Description
Institutional money market funds		0	0	0
FTR assets		7,884,000	7,884,000	7,673,000
Total Assets		7,884,000	7,884,000	7,673,000
Liability Description
Long-term debt		0	0	0
FTR liabilities		201,000	201,000	275,000
Total Liabilities		201,000	201,000	275,000
Restricted Cash and Cash Equivalents, Current [Member] | Cleco Power [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Concentration of Risk, Amount of Money Market Funds in Institutional Money Market Funds		23,100,000	23,100,000	9,300,000
Restricted Cash and Cash Equivalents, Noncurrent [Member] | Cleco Power [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Concentration of Risk, Amount of Money Market Funds in Institutional Money Market Funds		$ 23,300,000	$ 23,300,000	$ 16,100,000
Successor [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
FTR Forward Price - per MWh, Low | $ / MW		(3.61)	(3.61)
FTR Forward Price - per MWh, High | $ / MW		6.04	6.04
Fair Value, Concentration of Risk, Amount of Money Market Funds in Cash and Cash Equivalents		$ 20,000,000	$ 20,000,000
Fair Value, Assets and Liabilities, Transfers between Levels, Amount		0	0
Successor [Member] | FTRs [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance		3,458,000
Unrealized gains (losses)		3,119,000
Purchases		12,896,000
Settlements		(11,790,000)
Ending balance	3,458,000	7,683,000	7,683,000
Successor [Member] | Measured On A Recurring Basis [Member]
Asset Description
Institutional money market funds		66,410,000	66,410,000
FTR assets		7,884,000	7,884,000
Total Assets		74,294,000	74,294,000
Liability Description
Long-term debt		2,754,518,000	2,754,518,000
FTR liabilities		201,000	201,000
Total Liabilities		2,754,719,000	2,754,719,000
Successor [Member] | Measured On A Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Asset Description
Institutional money market funds		0	0
FTR assets		0	0
Total Assets		0	0
Liability Description
Long-term debt		0	0
FTR liabilities		0	0
Total Liabilities		0	0
Successor [Member] | Measured On A Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Asset Description
Institutional money market funds		66,410,000	66,410,000
FTR assets		0	0
Total Assets		66,410,000	66,410,000
Liability Description
Long-term debt		2,754,518,000	2,754,518,000
FTR liabilities		0	0
Total Liabilities		2,754,518,000	2,754,518,000
Successor [Member] | Measured On A Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Description
Institutional money market funds		0	0
FTR assets		7,884,000	7,884,000
Total Assets		7,884,000	7,884,000
Liability Description
Long-term debt		0	0
FTR liabilities		201,000	201,000
Total Liabilities		201,000	201,000
Successor [Member] | Restricted Cash and Cash Equivalents, Current [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Concentration of Risk, Amount of Money Market Funds in Institutional Money Market Funds		23,100,000	23,100,000
Successor [Member] | Restricted Cash and Cash Equivalents, Noncurrent [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Concentration of Risk, Amount of Money Market Funds in Institutional Money Market Funds		23,300,000	23,300,000
Predecessor [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
FTR Forward Price - per MWh, Low | $ / MW				(3.63)
FTR Forward Price - per MWh, High | $ / MW				4.51
Fair Value, Concentration of Risk, Amount of Money Market Funds in Cash and Cash Equivalents				$ 64,200,000
Fair Value, Assets and Liabilities, Transfers between Levels, Amount				0
Predecessor [Member] | FTRs [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	7,398,000	3,458,000	7,398,000	9,949,000
Unrealized gains (losses)	(1,031,000)			(1,476,000)
Purchases	2,070,000			20,319,000
Settlements	(4,979,000)			(21,394,000)
Ending balance	$ 3,458,000			7,398,000
Predecessor [Member] | Measured On A Recurring Basis [Member]
Asset Description
Institutional money market funds				89,584,000
FTR assets				7,673,000
Total Assets				97,257,000
Liability Description
Long-term debt				1,463,989,000
FTR liabilities				275,000
Total Liabilities				1,464,264,000
Predecessor [Member] | Measured On A Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Asset Description
Institutional money market funds				0
FTR assets				0
Total Assets				0
Liability Description
Long-term debt				0
FTR liabilities				0
Total Liabilities				0
Predecessor [Member] | Measured On A Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Asset Description
Institutional money market funds				89,584,000
FTR assets				0
Total Assets				89,584,000
Liability Description
Long-term debt				1,463,989,000
FTR liabilities				0
Total Liabilities				1,463,989,000
Predecessor [Member] | Measured On A Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Description
Institutional money market funds				0
FTR assets				7,673,000
Total Assets				7,673,000
Liability Description
Long-term debt				0
FTR liabilities				275,000
Total Liabilities				275,000
Predecessor [Member] | Restricted Cash and Cash Equivalents, Current [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Concentration of Risk, Amount of Money Market Funds in Institutional Money Market Funds				9,300,000
Predecessor [Member] | Restricted Cash and Cash Equivalents, Noncurrent [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Concentration of Risk, Amount of Money Market Funds in Institutional Money Market Funds				16,100,000
Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management asset [Member] | Measured On A Recurring Basis [Member] | FTRs [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cleco Power [Member]
Liability Description
FTRs in Energy risk management assets		7,884,000	7,884,000	7,673,000
Derivatives Not Designated as Hedging Instrument [Member] | Energy risk management liabilities [Member] | Measured On A Recurring Basis [Member] | FTRs [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cleco Power [Member]
Liability Description
FTRs in Energy risk management liabilities		201,000	201,000	275,000
Derivatives Not Designated as Hedging Instrument [Member] | Successor [Member] | Energy risk management asset [Member] | FTRs [Member]
Liability Description
FTRs in Energy risk management assets		7,884,000	7,884,000
Derivatives Not Designated as Hedging Instrument [Member] | Successor [Member] | Energy risk management liabilities [Member] | FTRs [Member]
Liability Description
FTRs in Energy risk management liabilities		$ 201,000	$ 201,000
Derivatives Not Designated as Hedging Instrument [Member] | Predecessor [Member] | Energy risk management asset [Member] | FTRs [Member]
Liability Description
FTRs in Energy risk management assets				7,673,000
Derivatives Not Designated as Hedging Instrument [Member] | Predecessor [Member] | Energy risk management liabilities [Member] | FTRs [Member]
Liability Description
FTRs in Energy risk management liabilities				$ 275,000